Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax provision

	For the year ended December 31, 2020	For the period From May 10, 2019 (inception) through December 31, 2019
Current
Federal	$201,603	$479,064
State	—	—
Deferred
Federal	(1,207,074)	(222,823)
State	—	—
Valuation allowance	1,207,074	222,823

Income tax provision	$201,603	$479,064

Schedule of net deferred tax assets

	December 31, 2020	December 31, 2019
Deferred tax assets:
StartUp/Organization Costs	$1,207,074	$222,823

Total deferred tax assets	1,207,074	222,823
Valuation allowance	(1,207,074)	(222,823)

Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate

	For the year ended December 31, 2020	For The period from May 10, 2019 (inception) through December 31,2019
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liabilities	(20.7)%	(1,010. 6)%
Allocated expense for warrant issuance costs	0.0%	(336.0)%
Meals & entertainment	0.0%	0.0%
Change in Valuation Allowance	(0.4)%	(1,077.1)%

Income Taxes Provision (Benefit)	(0.1)%	(2,402.7)%